Note 6 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
5.

Commitments and Contingencies

Operating Lease

The Company’s facility is located in Waltham, Massachusetts. In
July 2018,
it amended the lease extending its expiration to
September 2019.
During the
three
and
nine
months ended
September 30, 2019,
it recognized operating lease expense of
$0.1
million and
$0.2
million, respectively including property taxes and routine maintenance expense, which approximated its cash payments for the period. The lease expired as of
September 30, 2019,
and therefore the condensed consolidated balance sheet does
not
include an operating lease right-of-use asset or an operating lease liability in other assets and other current liabilities, respectively. As of
September 30, 2019,
there are
no
future minimum payments required under the operating lease. As of
September 30, 2019,
the Company has provided a security deposit in the amount of
$22,000
to the lessor. The security deposit will be returned within
30
days of the expiration of the lease which occurred on
September 30, 2019.

Restricted cash related to facilities leases

As of
September 30, 2019
and
December 31, 2018,
the Company had
$22,000
in an outstanding letter of credit to be used as collateral for leased premises. As of
September 30, 2019
and
December 31, 2018,
the Company pledged an aggregate of
$22,000
to the bank as collateral for the letter of credit, which is included in other current assets and non-current assets, respectively. The security deposit will be returned within
30
days of the expiration of the lease which occurred on
September 30, 2019.

6.	Commitments and Contingencies

Significant Contracts and Agreements

In
February 2002,
the Company entered into an agreement to license certain intellectual property with Johns Hopkins University. The agreement calls for payments to be made by the Company upon the commencement of product sales, in the form of a royalty of
2.5%
on net sales of the product. As of
December 31, 2018
the Company has
not
commenced product sales and therefore has recognized
no
royalties on product sales.

Operating Leases

The Company has various non-cancellable operating leases for facilities and office equipment that expire at various dates through
2019.
In
August 2017,
the Company entered into an Amendment (the “Lease Amendment”) to the existing Lease Agreement dated
July 13, 2009 (
the “Lease Agreement”), with Boston Properties Limited Partnership (“Lessor”) pursuant to which the Company has agreed to (i) extend the term of the lease for a period of fifteen
(
15
) months from
June 30, 2018
until
September 30, 2019
and (ii) increase the Company’s office space under the Lease Agreement by
2,552
square feet of additional property for a total of approximately
7,500
square feet of property (the “Leased Property”). The Leased Property is located at
200
West St., Waltham, Massachusetts. In addition, the Company has the option to extend the term of the Lease Agreement for an additional one
-year period upon the Company’s written notice to the Lessor at least six
months prior to the expiration of the term. Rental expense was
$0.3
million,
$0.2
million and
$0.2
million for the years ended
December 31, 2018,
2017
and
2016,
respectively.

Future minimum payments required under operating leases as of
December 31, 2018
are summarized as follows (in thousands):

Year Ending December 31:	Amount

2019	207
Total minimum lease payments	$207

In addition to the base rent, the Company is also responsible for its share of operating expenses and real estate taxes, in accordance with the terms of the lease agreement. As of
December 31, 2018,
the Company has provided a security deposit in the amount of
$22,000
to the lessor.

Restricted cash related to facilities leases

At
December 31, 2018
and
2017,
the Company had
$22,000
,
respectively, in an outstanding letter of credit to be used as collateral for leased premises. At
December 31, 2018
and
2017,
the Company pledged an aggregate of
$22,000
,
to the bank as collateral for the letter of credit, which is included in other non-current assets.